Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

Note 15. Property, plant and equipment

(SEK in thousands)	Land	Electric and self-driving vehicles	Other equipment	Work in progress	Total
Cost
Balance as of January 1, 2024	-	763,925	62,845	169,571	996,341
Additions	-	(37,310)	2,328	173,700	138,718
Reclassifications from work in progress	-	87,853	13,775	(101,628)	-
Reclassification to other receivables	-	-	-	(12,193)	(12,193)
Disposals	-	-	(3,297)	(45,838)	(49,135)
Subsidies received	-	(22,061)	(2,000)	-	(24,061)
Foreign currency translation adjustments	-	30,854	2,261	11,651	44,766
Balance as of December 31, 2024	-	823,261	75,912	195,263	1,094,436
Additions	2,279	22,227	4,485	135,590	164,581
Reclassifications from work in progress	-	86,122	19,529	(105,651)	-
Disposals	-	(46,315)	(4,973)	(16,145)	(67,433)
Foreign currency translation adjustments	-	(77,217)	(5,730)	(16,154)	(99,101)
Balance as of December 31, 2025	2,279	808,078	89,224	192,902	1,092,483

Accumulated depreciation and impairment
Balance as of January 1, 2024	-	(61,939)	(10,458)	-	(72,397)
Depreciation	-	(111,797)	(16,259)	-	(128,056)
Reversal of impairment on disposals	-	-	1,148	-	1,148
Foreign currency translation adjustments	-	(4,179)	(509)	-	(4,688)
Balance as of December 31, 2024	-	(177,915)	(26,078)	-	(203,993)
Depreciation	-	(109,711)	(17,834)	-	(127,545)
Reversal of impairment on disposals	-	10,603	1,858	-	12,461
Foreign currency translation adjustments	-	22,161	1,891	-	24,052
Balance as of December 31, 2025	-	(254,862)	(40,163)	-	(295,025)

Carrying amounts
At January 1, 2024	-	701,986	52,387	169,571	923,944
At December 31, 2024	-	645,346	49,834	195,263	890,443
At December 31, 2025	2,279	553,216	49,061	192,902	797,458

The Group does not have contractual commitments for the acquisition of property, plant and equipment as of December 31, 2025, and 2024.